Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Entity-Wide Information, Revenue from External Customer [Line Items]
Segment revenue	$ 5,265,354
Income (Loss) From Equity Method Investments	(24,838)	(26,105)	(17,442)
thereof investment in equity method investees	676,822	664,446
Total FMC-AG and Co. KGaA [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	15,831,613	14,609,727	13,800,282
Segment revenue	15,831,613	14,609,727	13,800,282
Segment depreciation and amortization	(699,328)	(648,225)	(602,896)
Segment operating income	2,254,533	2,256,196	2,218,573
Income (Loss) From Equity Method Investments	24,838	26,105	17,442
Segment assets	25,447,101	23,119,906	22,325,998
thereof investment in equity method investees	676,822	664,446	637,373
Capital expenditures, acquisitions and investments	2,710,685	1,243,663	2,554,218
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	15,765,106	14,576,430	13,771,240
Revenues from transactions with other same entity operating segments	9,335	7,045	10,072
Segment revenue	15,774,441	14,583,475	13,781,312
Segment depreciation and amortization	(554,835)	(519,501)	(490,629)
Segment operating income	2,613,367	2,520,262	2,438,287
Income (Loss) From Equity Method Investments	24,838	26,105	17,442
Segment assets	23,056,282	20,875,521	20,062,930
thereof investment in equity method investees	676,822	664,446	637,373
Capital expenditures, acquisitions and investments	2,419,709	1,075,760	2,378,410
Segment geographical countries group one (Member)
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	10,500,095	9,606,111	9,031,108
Revenues from transactions with other same entity operating segments	8,992	7,045	10,072
Segment revenue	10,509,087	9,613,156	9,041,180
Segment depreciation and amortization	(364,137)	(331,397)	(311,198)
Segment operating income	1,642,911	1,623,071	1,597,643
Income (Loss) From Equity Method Investments	18,457	16,388	12,844
Segment assets	16,925,685	14,698,039	14,170,453
thereof investment in equity method investees	291,118	268,370	266,521
Capital expenditures, acquisitions and investments	2,006,585	789,340	2,147,522
Segment geographical countries group two (Member)
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	5,265,011	4,970,319	4,740,132
Revenues from transactions with other same entity operating segments	343
Segment revenue		4,970,319	4,740,132
Segment depreciation and amortization	(190,698)	(188,104)	(179,431)
Segment operating income	970,456	897,191	840,644
Income (Loss) From Equity Method Investments	6,381	9,717	4,598
Segment assets	6,130,597	6,177,482	5,892,477
thereof investment in equity method investees	385,704	396,076	370,852
Capital expenditures, acquisitions and investments	413,124	286,420	230,888
Corporates [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	66,507	33,297	29,042
Revenues from transactions with other same entity operating segments	(9,335)	(7,045)	(10,072)
Segment revenue	57,172	26,252	18,970
Segment depreciation and amortization	(144,493)	(128,724)	(112,267)
Segment operating income	(358,834)	(264,066)	(219,714)
Income (Loss) From Equity Method Investments	0	0	0
Segment assets	2,390,819	2,244,385	2,263,068
thereof investment in equity method investees	0	0	0
Capital expenditures, acquisitions and investments	$ 290,976	$ 167,903	$ 175,808